Related Party Arrangements (Details) - Chief Executive Officer [Member] - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Arrangements [Line Items]
Related party expense		$ 0	$ 108,000	$ (91,000)	$ 432,000
Payment of unrestricted research grants	$ 125,000			$ 125,000